Schedule I - Condensed Financial Information of Parent (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Financial Statement Schedule, Parent Company Balance Sheet [Table Text Block]
SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED BALANCE SHEETS

	December 31,
	2011	2010
	(In Millions)
ASSETS
Cash and cash equivalents	$24	$204
Other assets	158	142
Investments in subsidiaries, net	6,805	6,072
Total Assets	$6,987	$6,418
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	99	100
Debt	3,112	3,115
	3,211	3,215
Commitments and contingencies (Note 3)
Equity:
Limited partner	4,087	3,521
General partner	(311)	(318)
Total equity	3,776	3,203
Total Liabilities and Equity	$6,987	$6,418

Financial Statement Schedule, Parent Company Statement of Operations [Table Text Block]
SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2011	2010	2009
	(In Millions)
Net gain from investment activities	$7	$2	$3
Interest and dividend income	3	4	32
Loss on extinguishment of debt	—	(39)	—
Equity in earnings of subsidiaries	976	445	371
Other income, net	14	11	8
	1,000	423	414
Interest expense	227	195	131
Selling, general and administrative	22	26	24
	249	221	155
Income from continuing operations	751	202	259
Income from discontinued operations	—	—	1
Net income	$751	$202	$260
Net income allocable to:
Limited partner	$748	$200	$239
General partner	3	2	21
	$751	$202	$260

Financial Statement Schedule, Parent Company Statement of Cash Flows [Table Text Block]
SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In Millions)
Cash flows from operating activities:
Net income	$751	$202	$260
Adjustments to reconcile net income to net cash used in operating activities:
Equity in income of subsidiary	(976)	(445)	(371)
Investment gains	(7)	(2)	(3)
Depreciation and amortization	2	5	5
Loss on extinguishment of debt	—	39	—
Other, net	—	26	9
Change in operating assets and liabilities	(10)	29	11
Net cash used in operating activities	(240)	(146)	(89)
Cash flows from investing activities:
Net investment in subsidiaries	109	(855)	(207)
Capital expenditures	—	—	(1)
Purchase of marketable equity and debt securities	—	—	—
Proceeds from marketable equity and debt securities	—	65	172
Other, net	2	2	1
Net cash provided by (used in) investing activities	111	(788)	(35)
Cash flows from financing activities:
Partnership distributions	(48)	(85)	(77)
Partner contribution	—	3	—
Proceeds from borrowings	—	2,487	—
Repayments of borrowings	(3)	(1,349)	(8)
Net cash provided by (used in) financing activities	(51)	1,056	(85)
Net change in cash and cash equivalents	(180)	122	(209)
Cash and cash equivalents, beginning of period	204	82	291
Cash and cash equivalents, end of period	$24	$204	$82

Financial Statement Schedule, Parent Company Debt Note [Table Text Block]
Debt consists of the following (in millions):

	December 31,
	2011	2010
	(in millions)
Senior unsecured variable rate convertible notes due 2013	$556	$556
Senior unsecured 8% notes due 2018	1,444	1,444
Senior unsecured 7.75% notes due 2016	1,046	1,045
Mortgages payable	66	70
Total debt	$3,112	$3,115